Document and Entity Information	0 Months Ended
Mar. 11, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 11, 2013
Registrant Name	Neuberger Berman Income Funds
Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Mar. 11, 2013
Document Effective Date	Mar. 11, 2013
Prospectus Date	Dec. 29, 2012